Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Major components of tax expense (income) [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	₩ 22,504	₩ 29,704
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	102,570	₩ 108,845
Current tax expense (income), related to Pillar Two income taxes	₩ 725